SHARE-BASED COMPENSATION - Granted options to employees (Details) - Option plan	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	0	0	270,000
Weighted average exercise price (in usd per share)	$ 0	$ 0	$ 1.349
Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	0	0	270,000
Weighted average exercise price (in usd per share)			$ 1.349
Employee | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)			0.223
Employee | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)			$ 0.581